Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 875,572,900.59
Previously Paid Amount	0
Total Fee Amount	120,916.62
Total Offset Amount	0
Net Fee	$ 120,916.62
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A